Impairment of intangible assets and property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Impairment Of Assets [Abstract]
Schedule of Allocation of Goodwill	The allocation of goodwill as of December 31, 2019 is shown below:

(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Goodwill	36,565	6,594	1,360	44,519

Summary of Net Impairment Losses of Other Intangible Assets
In 2019, 2018 and 2017, impairment testing of other intangible assets (excluding software) resulted in the recognition of net impairment losses as shown below:

(€ million)	2019	2018	2017
Impairment of other intangible assets (excluding software)	3,604	720	310
Marketed products	2,757	264	213
Pharmaceuticals(a)	2,405	258	23
Vaccines(b)	—	6	190
CHC(c)	352	—	—
Research and development projects(d)	847	454	80
Other(e)	—	2	17

(a)
Impairment tests conducted on other intangible assets as of December 31, 2019 led to (i) the recognition of an impairment loss of €2,236 million on the product Eloctate® (as part of the broader Eloctate® franchise) and (ii) an impairment loss of €163 million on the marketed product Lemtrada®, versus €183 million as of December 31, 2018.

(b)
The impairment loss recognized for the Vaccines segment in 2017 relates to intangible assets associated with the Dengue vaccine and arises from revisions to sales forecasts following results of long-term clinical trials and the resulting requirement to update the product label.

(c)	Impairment tests conducted on other intangible assets as of December 31, 2019 led to the recognition of an impairment loss of €352 million on assets related to Zantac®.

(d)
The impairment losses recognized in 2019 relate mainly to (i) the allocation of the impairment loss recognized for the Eloctate® franchise to the BIVV001 project in accordance with paragraph 104 of IAS 36 (Impairment of Assets) (see (a) above) and (ii) the development program for sotaglifozin (€275 million).The impairment losses recognized in 2018 relate mainly to intangible assets of Ablynx and to other R&D intellectual property assets, including the MyoKardia and efpeglenatide programs in diabetes.

(e)
Not included within the line item Impairment of intangible assets in the consolidated income statements (see Note B.4.)